Financial risk management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 9,850		$ 25,123
Rate increase on funds invested	10		46
Rate decrease on funds invested	$ (10)		$ (46)
USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.05%	1.05%	1.84%	1.84%
Rate increase	1.16%	1.16%	2.02%	2.02%
Rate decrease	0.95%	0.95%	1.66%	1.66%
USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.05%	1.05%	1.84%	1.84%
Rate increase	1.16%	1.16%	2.02%	2.02%
Rate decrease	0.95%	0.95%	1.66%	1.66%
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 16,273		$ 22,169
Rate increase on funds invested		70		95
Rate decrease on funds invested		$ (70)		$ (95)
AUD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	3.85%	3.85%	3.85%	3.85%
Rate increase	4.24%	4.24%	4.24%	4.24%
Rate decrease	3.47%	3.47%	3.47%	3.47%
AUD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	4.91%	4.91%	4.86%	4.86%
Rate increase	5.40%	5.40%	5.35%	5.35%
Rate decrease	4.42%	4.42%	4.37%	4.37%